PRIVATE PLACEMENTS (Q3) (Details) - USD ($)		9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 03, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement Warrants [Abstract]
Gross proceeds to be received from issuance of warrants			$ 15,226,000	$ 0
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	15,226,000
Share price (in dollars per share)	$ 1
Gross proceeds to be received from issuance of warrants	$ 15,226,000
Warrants exercise price (in dollars per share)		$ 11.5		$ 11.5
Holding period for transfer, assignment or sale of warrants		30 days		30 days
Class A Common Stock [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Number of securities to be called by each warrant (in shares)		1		1